SHARE WARRANT OBLIGATIONS - Fair Value Assumptions (Details)		12 Months Ended
	May 06, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 11.50
Warrant price ($) (in USD per share)	6	$ 2.73
Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	11.50	11.50
Share price ($) (in USD per share)	$ 16.17	$ 9.94
Expected warrant life (years)	5 years	4 years 3 months 29 days
Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)		$ 5.66	$ 5.66
Share price ($) (in USD per share)		$ 9.94	$ 10.00
Expected warrant life (years)		6 years 6 months	7 years 6 months
Warrant | Volatility (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.29	0.40
Warrant | Volatility (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.40	0.40
Warrant | Risk-free interest rate (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.01	0.0127
Warrant | Risk-free interest rate (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.0127	0.0069